Employee benefits (Tables)	12 Months Ended
Mar. 31, 2023
Statements [Line Items]
Summary of Amounts Recognized in Relation to Net Defined Benefit Liability asset in Statements of Financial Position
Amounts recognized in the consolidated statements of financial position are as follows:

	Yen in millions
	Japanese plans		Foreign plans
	March 31		March 31
	2022	2023	2022	2023
Present value of defined benefit obligations	614,763	573,143	277,903	124,702
Fair value of plan assets	(474,933)	(447,747)	(198,791)	(56,987)
The impact of minimum funding requirement and asset ceiling	4,870	6,897	2,491	3,455

Net amount	144,700	132,293	81,603	71,170

Amount recognized in the consolidated statements of financial position
Net defined benefit asset	(21,057)	(28,334)	(6,544)	(1,775)
Net defined benefit liability	165,757	160,627	88,147	72,945

Net amount	144,700	132,293	81,603	71,170

Summary of Weighted Average Duration of Defined Benefit Obligations
The weighted average duration of defined benefit obligations for the fiscal years ended March 31, 2022 and 2023 is as follows:

	Japanese plans		Foreign plans
	March 31		March 31
	2022	2023	2022	2023
Weighted average duration of defined benefit obligations	11.5 years	11.2 years	15.7 years	12.2 years

Summary of Weighted-Average Actuarial Assumptions Used to Determine the Present Value of Defined Benefit Obligations
The significant actuarial assumptions used to determine the present value of defined benefit obligations as of March 31, 2022 and 2023 are as follows:

	Japanese plans		Foreign plans
	March 31		March 31
	2022	2023	2022	2023
Discount rate	0.7%	1.1%	2.5%	4.3%

Summary of Sensitivity of the Defined Benefit Obligations
The sensitivities of the defined benefit obligations to changes in the significant weighted-average actuarial assumptions are as follows:

	Yen in millions
	Japanese plans		Foreign plans
	March 31		March 31
Change in assumptions	2022	2023	2022	2023
Discount rate
0.25% decrease	18,069	16,042	11,055	3,487
0.25% increase	(15,372)	(13,201)	(10,439)	(3,316)

Summary of Defined Contribution Expenses
Total defined contribution expenses for the fiscal years ended March 31, 2021, 2022 and 2023 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2021	2022	2023
Japanese plans	10,992	11,137	11,461
Foreign plans	9,639	11,154	17,271

Summary of Employee Benefit expense
Employee benefits expenses included in cost of sales, selling, general and administrative, and financial services expenses in the consolidated statements of income for the fiscal years ended March 31, 2021, 2022 and 2023 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2021	2022	2023
Total employee benefits expenses	1,187,119	1,253,148	1,539,965

Foreign Defined Benefit Plan [Member]
Statements [Line Items]
Summary of Fair Value of Plan Assets
The fair values of the assets held by Japanese and foreign plans are as follows:

	Yen in millions
	Japanese plans
	March 31 2022	Market price in active market
Asset class		Quoted	Unquoted
Cash and cash equivalents	13,843	13,843	—
Equity securities *1	31,660	28,175	3,485
Fixed income:
Government bonds *2	10,005	1,122	8,883
Corporate bonds *3	4,222	31	4,191
Commingled funds *4	316,319	—	316,319
Private equity	49,777	—	49,777
Hedge funds	49,107	—	49,107

Total	474,933	43,171	431,762

	Yen in millions
	Japanese plans
	March 31 2023	Market price in active market
Asset class		Quoted	Unquoted
Cash and cash equivalents	18,060	18,060	—
Equity securities *1	37,562	33,335	4,227
Fixed income:
Government bonds *2	10,369	975	9,394
Corporate bonds *3	4,587	25	4,562
Commingled funds *4	287,978	—	287,978
Private equity	40,612	—	40,612
Hedge funds	48,579	—	48,579

Total	447,747	52,395	395,352

*1	Represents primarily Japanese equity securities.

*2
Includes approximately 84% and 85% of debt securities issued by Japanese national and local governments, and 16%
 and
15%
of debt securities issued by foreign national and local governments as of the fiscal years ended March 31, 2022 and 2023, respectively.

*3	Includes debt securities issued by Japanese and foreign corporation s and government related agencies.

*4	Commingled funds represent pooled institutional investments, including primarily investment trusts.

Present value of defined benefit obligation [member]
Statements [Line Items]
Summary of Changes in the Defined Benefit Obligations Present Value of Defined Benefit Obligations
The changes in the defined benef
it o
bligations for the fiscal years ended March 31, 2022 and 2023 are as follows:

	Yen in millions
	Japanese plans		Foreign plans
	Fiscal year ended March 31		Fiscal year ended March 31
	2022	2023	2022	2023
Beginning balance of the fiscal year	640,061	614,763	371,239	277,903

Current service cost	12,868	12,660	2,424	2,319
Past service cost	4	5	(34)	(365)
Interest cost	3,751	4,367	5,117	4,623
Remeasurements:
Change in demographic assumptions	(536)	2,974	630	(458)
Change in financial assumptions	(8,594)	(27,314)	(16,789)	(60,179)
Other	(95)	(569)	(91)	(940)
Translation adjustments	—	—	19,372	11,213
Plan participants’ contributions	—	—	333	516
Benefits paid	(32,909)	(33,741)	(38,923)	(9,798)
Curtailments and settlements *	—	—	(65,375)	(100,132)
Other	213	(2)	—	—

Ending balance of the fiscal year	614,763	573,143	277,903	124,702

*
Curtailments and settlements of the foreign plans for the fiscal year ended March 31, 2022 relate mainly to the termination of the defined benefit pension plan at certain U.S. subsidiaries. Curtailments and settlements of the foreign plans for the fiscal year ended March 31, 2023 relate mainly to the termination of the defined benefit pension plan at certain U.K. subsi di
aries.

Effect of asset ceiling [member]
Statements [Line Items]
Summary of Changes in the Defined Benefit Obligations Present Value of Defined Benefit Obligations
The impact of minimum funding requirement and asset ceiling
The impact of minimum funding requirement and asset ceiling for the fiscal years ended March 31, 2022 and 2023 is as follows:

	Yen in millions
	Japanese plans		Foreign plans
	Fiscal year ended March 31		Fiscal year ended March 31
	2022	2023	2022	2023
Beginning balance of the fiscal year	3,990	4,870	13,156	2,491

Interest income	25	39	187	65
Remeasurements:
Change in asset ceiling excluding interest income	855	1,988	(11,018)	811
Translation adjustments	—	—	166	88

Ending balance of the fiscal year	4,870	6,897	2,491	3,455

Changes In The Plan Assets [Member]
Statements [Line Items]
Summary of Changes in the Defined Benefit Obligations Present Value of Defined Benefit Obligations
The changes in the plan assets for the fiscal years ended March 31, 2022 and 2023 are as follows:

	Yen in millions
	Japanese plans		Foreign plans
	Fiscal year ended March 31		Fiscal year ended March 31
	2022	2023	2022	2023
Beginning balance of the fiscal year	476,411	474,933	288,394	198,791

Interest income	3,026	3,649	3,955	2,804
Remeasurements:
Return on plan assets excluding interest income	17,617	(13,378)	(10,121)	(43,173)
Translation adjustments	—	—	13,880	5,760
Employer contribution	2,476	5,650	4,573	3,444
Plan participants’ contributions	—	—	333	516
Benefits paid	(24,597)	(23,107)	(37,545)	(8,240)
Refunds from the plans	—	—	(5,005)	—
Curtailments and settlements *	—	—	(59,673)	(102,915)

Ending balance of the fiscal year	474,933	447,747	198,791	56,987

*
Curtailments and settlements of the foreign plans for the fiscal year ended March 31, 2022 relate mainly to the termination of the defined benefit pension plan at certain U.S. subsidiaries. Curtailments and settlements of the foreign plans for the fiscal year ended March 31, 2023 relate mainly to the termination of the defined benefit pension plan at certain U.K. subsidiaries.